Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 15,807	$ 16,050
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(2,241)	177
Provision for credit losses recognized in income	(16)	(9)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(12)	(117)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(2,269)	51
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	5,091	(4,316)
Net foreign currency translation gains (losses) from hedging activities	(1,449)	1,740
Reclassification of losses (gains) on foreign currency translation to income	(18)	(7)
Reclassification of losses (gains) on net investment hedging activities to income	17	(1)
Foreign currency translation adjustments	3,641	(2,584)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	1,634	1,373
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	194	272
Net change in cash flow hedges	1,828	1,645
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans	821	2,251
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	1,747	55
Net gains (losses) on equity securities designated at fair value through other comprehensive income	50	38
Total items that will not be reclassified subsequently to income	2,618	2,344
Total other comprehensive income (loss), net of taxes	5,818	1,456
Total comprehensive income (loss)	21,625	17,506
Total comprehensive income attributable to:
Shareholders	21,604	17,501
Non-controlling interests	21	5
Total comprehensive income (loss)	$ 21,625	$ 17,506